AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Common Stocks — 98.7%
Aerospace & Defense — 0.4%
Curtiss-Wright Corp.	25,201	$3,179,862
Auto Components — 1.9%
Fox Factory Holding Corp.*(a)	70,212	10,148,443
Patrick Industries, Inc.	55,857	4,652,888
		14,801,331
Automobiles — 0.6%
Thor Industries, Inc.(a)	40,912	5,022,357
Banks — 1.4%
Synovus Financial Corp.	67,959	2,982,720
Triumph Bancorp, Inc.*	45,624	4,568,331
Western Alliance Bancorp	28,758	3,129,446
		10,680,497
Beverages — 0.6%
Celsius Holdings, Inc.*	53,784	4,845,401
Biotechnology — 12.6%
Akero Therapeutics, Inc.*(a)	56,395	1,260,428
Allakos, Inc.*(a)	29,444	3,117,236
ALX Oncology Holdings, Inc.*(a)	38,479	2,842,059
Apellis Pharmaceuticals, Inc.*	113,093	3,727,545
Arena Pharmaceuticals, Inc.*	30,511	1,816,930
Arrowhead Pharmaceuticals, Inc.*	17,523	1,093,961
Beam Therapeutics, Inc.*(a)	30,930	2,691,219
BioAtla, Inc.*(a)	31,708	933,484
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	10,120	1,405,769
Blueprint Medicines Corp.*	38,410	3,948,932
Celldex Therapeutics, Inc.*	59,702	3,223,311
Compass Pathways PLC (United Kingdom), ADR*(a)	41,840	1,249,761
Cytokinetics, Inc.*(a)	66,293	2,369,312
CytomX Therapeutics, Inc.*	150,250	764,772
DermTech, Inc.*(a)	33,780	1,084,676
Dyne Therapeutics, Inc.*(a)	75,565	1,227,176
Editas Medicine, Inc.*(a)	49,690	2,041,265
Equillium, Inc.*(a)	149,370	1,018,703
Fate Therapeutics, Inc.*	58,141	3,446,017
Generation Bio Co.*(a)	58,580	1,468,601
Heron Therapeutics, Inc.*(a)	136,346	1,457,539
ImmunoGen, Inc.*(a)	303,780	1,722,433
Intellia Therapeutics, Inc.*	51,133	6,859,492
KalVista Pharmaceuticals, Inc.*	68,018	1,186,914
Karuna Therapeutics, Inc.*(a)	19,689	2,408,555
Kodiak Sciences, Inc.*(a)	25,508	2,448,258
Kronos Bio, Inc.*(a)	58,960	1,235,802
Kymera Therapeutics, Inc.*	44,049	2,587,438
MacroGenics, Inc.*	86,580	1,812,985
Madrigal Pharmaceuticals, Inc.*(a)	21,676	1,729,528
Mersana Therapeutics, Inc.*	147,797	1,393,726
Mirati Therapeutics, Inc.*	12,230	2,163,609
Opthea Ltd. (Australia), ADR*	72,850	583,529
ORIC Pharmaceuticals, Inc.*	67,580	1,413,098
PMV Pharmaceuticals, Inc.*(a)	49,340	1,470,332
PTC Therapeutics, Inc.*	65,336	2,431,153
RAPT Therapeutics, Inc.*(a)	61,208	1,900,508
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Replimune Group, Inc.*	38,600	$1,144,104
REVOLUTION Medicines, Inc.*(a)	54,851	1,508,951
Rubius Therapeutics, Inc.*(a)	83,510	1,493,159
Scholar Rock Holding Corp.*(a)	90,313	2,982,135
SpringWorks Therapeutics, Inc.*(a)	35,540	2,254,658
Syndax Pharmaceuticals, Inc.*(a)	95,537	1,825,712
TCR2 Therapeutics, Inc.*	85,669	729,043
TG Therapeutics, Inc.*	77,770	2,588,186
Turning Point Therapeutics, Inc.*	30,368	2,017,346
Twist Bioscience Corp.*(a)	19,250	2,059,172
Veracyte, Inc.*(a)	43,596	2,025,034
Y-mAbs Therapeutics, Inc.*(a)	61,559	1,756,894
		97,920,450
Building Products — 1.8%
Advanced Drainage Systems, Inc.	24,820	2,684,779
Armstrong World Industries, Inc.	27,359	2,611,964
AZEK Co., Inc. (The)*	41,520	1,516,726
Builders FirstSource, Inc.*	74,128	3,835,383
Simpson Manufacturing Co., Inc.	28,220	3,018,693
		13,667,545
Capital Markets — 1.3%
Focus Financial Partners, Inc. (Class A Stock)*	61,960	3,244,845
Open Lending Corp. (Class A Stock)*	68,570	2,473,320
Stifel Financial Corp.	59,915	4,071,823
		9,789,988
Chemicals — 0.9%
Axalta Coating Systems Ltd.*	153,361	4,476,608
Ingevity Corp.*	30,635	2,186,420
		6,663,028
Commercial Services & Supplies — 1.5%
Clean Harbors, Inc.*	20,495	2,128,816
Driven Brands Holdings, Inc.*	59,870	1,729,644
Tetra Tech, Inc.	37,158	5,549,176
Viad Corp.*	56,923	2,584,873
		11,992,509
Communications Equipment — 0.7%
Lumentum Holdings, Inc.*(a)	38,840	3,244,694
Viavi Solutions, Inc.*	161,580	2,543,269
		5,787,963
Construction & Engineering — 1.3%
Arcosa, Inc.	57,870	2,903,338
WillScot Mobile Mini Holdings Corp.*	222,170	7,047,232
		9,950,570
Construction Materials — 0.5%
Summit Materials, Inc. (Class A Stock)*	109,000	3,484,730
Consumer Finance — 1.4%
Green Dot Corp. (Class A Stock)*	31,360	1,578,349
OneMain Holdings, Inc.	68,426	3,786,011
PRA Group, Inc.*(a)	61,060	2,573,068
A1

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
PROG Holdings, Inc.(a)	72,110	$3,029,341
		10,966,769
Containers & Packaging — 0.1%
Ranpak Holdings Corp.*	34,889	935,723
Diversified Consumer Services — 0.4%
Mister Car Wash, Inc.*	158,818	2,898,428
Diversified Telecommunication Services — 0.8%
Bandwidth, Inc. (Class A Stock)*	64,262	5,801,573
Electrical Equipment — 0.2%
EnerSys	25,154	1,872,464
Electronic Equipment, Instruments & Components — 1.6%
Advanced Energy Industries, Inc.	46,430	4,074,233
II-VI, Inc.*(a)	80,759	4,793,854
Insight Enterprises, Inc.*	41,435	3,732,465
		12,600,552
Equity Real Estate Investment Trusts (REITs) — 2.8%
Essential Properties Realty Trust, Inc.	142,844	3,988,204
Independence Realty Trust, Inc.(a)	199,454	4,058,889
National Storage Affiliates Trust	24,790	1,308,664
PS Business Parks, Inc.	29,216	4,579,316
Rexford Industrial Realty, Inc.	66,473	3,772,343
Ryman Hospitality Properties, Inc.*	47,439	3,970,644
		21,678,060
Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc.*(a)	49,610	2,724,581
Performance Food Group Co.*	127,072	5,903,765
		8,628,346
Food Products — 2.5%
Freshpet, Inc.*	63,463	9,055,535
Lancaster Colony Corp.	27,917	4,712,669
Simply Good Foods Co. (The)*	85,908	2,962,967
Sovos Brands, Inc.*(a)	181,333	2,529,595
		19,260,766
Health Care Equipment & Supplies — 4.5%
AtriCure, Inc.*	39,929	2,777,062
Axonics, Inc.*(a)	20,320	1,322,629
Cardiovascular Systems, Inc.*	54,339	1,783,949
CONMED Corp.	11,980	1,567,343
CryoPort, Inc.*(a)	52,240	3,474,482
Glaukos Corp.*	33,216	1,600,015
Globus Medical, Inc. (Class A Stock)*	57,841	4,431,777
Integer Holdings Corp.*	45,976	4,107,496
Integra LifeSciences Holdings Corp.*(a)	69,243	4,741,761
Nevro Corp.*	44,194	5,143,298
Tandem Diabetes Care, Inc.*	35,216	4,204,086
		35,153,898
Health Care Providers & Services — 3.8%
Amedisys, Inc.*	10,300	1,535,730
Covetrus, Inc.*	107,282	1,946,096
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
HealthEquity, Inc.*(a)	54,870	$3,553,381
LHC Group, Inc.*	44,388	6,964,921
ModivCare, Inc.*	19,179	3,483,290
Owens & Minor, Inc.	95,780	2,996,956
R1 RCM, Inc.*	292,832	6,445,232
Surgery Partners, Inc.*(a)	61,880	2,619,999
		29,545,605
Health Care Technology — 2.7%
Definitive Healthcare Corp.*	260	11,136
Health Catalyst, Inc.*(a)	134,376	6,720,144
Inspire Medical Systems, Inc.*	15,960	3,716,765
Omnicell, Inc.*	73,115	10,852,459
		21,300,504
Hotels, Restaurants & Leisure — 4.5%
Bally’s Corp.*	30,360	1,522,250
BJ’s Restaurants, Inc.*(a)	92,050	3,844,008
Churchill Downs, Inc.	20,938	5,026,795
GAN Ltd. (United Kingdom)*(a)	196,279	2,918,669
Papa John’s International, Inc.	18,320	2,326,457
Penn National Gaming, Inc.*(a)	50,914	3,689,228
Planet Fitness, Inc. (Class A Stock)*	920	72,266
Texas Roadhouse, Inc.	60,384	5,514,871
Wingstop, Inc.(a)	63,274	10,372,507
		35,287,051
Household Durables — 1.5%
Meritage Homes Corp.*	25,020	2,426,940
Skyline Champion Corp.*	44,400	2,666,664
TopBuild Corp.*	25,156	5,152,200
Traeger, Inc.*	65,835	1,377,927
		11,623,731
Insurance — 0.6%
James River Group Holdings Ltd.	64,043	2,416,343
Kemper Corp.	32,570	2,175,350
		4,591,693
Interactive Media & Services — 0.2%
ZipRecruiter, Inc. (Class A Stock)*(a)	62,640	1,728,864
Internet & Direct Marketing Retail — 0.8%
Porch Group, Inc.*(a)	104,030	1,839,250
Shutterstock, Inc.(a)	41,716	4,727,257
		6,566,507
IT Services — 6.0%
Concentrix Corp.*	36,849	6,522,273
DigitalOcean Holdings, Inc.*(a)	68,130	5,288,932
ExlService Holdings, Inc.*	55,107	6,784,774
LiveRamp Holdings, Inc.*	53,123	2,508,999
Paya Holdings, Inc. (Class A Stock)*(a)	161,020	1,750,287
Paymentus Holdings, Inc. (Class A Stock)*	53,420	1,316,269
Perficient, Inc.*(a)	64,289	7,438,237
Repay Holdings Corp.*(a)	160,857	3,704,537

A2

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Shift4 Payments, Inc. (Class A Stock)*(a)	14,950	$1,158,924
Verra Mobility Corp.*(a)	327,173	4,930,497
Wix.com Ltd. (Israel)*	12,140	2,379,076
WNS Holdings Ltd. (India), ADR*	39,087	3,197,317
		46,980,122
Leisure Products — 0.8%
Acushnet Holdings Corp.(a)	28,130	1,313,671
YETI Holdings, Inc.*	53,050	4,545,854
		5,859,525
Life Sciences Tools & Services — 1.3%
NanoString Technologies, Inc.*	54,705	2,626,387
NeoGenomics, Inc.*(a)	102,166	4,928,488
NeoGenomics, Inc. PIPE	15,310	738,554
Quanterix Corp.*	32,440	1,615,188
		9,908,617
Machinery — 5.4%
Altra Industrial Motion Corp.	38,285	2,119,075
Chart Industries, Inc.*	32,382	6,188,524
ESCO Technologies, Inc.	4,260	328,020
Evoqua Water Technologies Corp.*	109,190	4,101,176
Hydrofarm Holdings Group, Inc.*(a)	100,001	3,785,038
ITT, Inc.	40,996	3,519,097
John Bean Technologies Corp.	57,372	8,063,634
Kornit Digital Ltd. (Israel)*	9,260	1,340,292
Rexnord Corp.(a)	77,723	4,996,812
SPX Corp.*	56,586	3,024,522
SPX FLOW, Inc.	62,254	4,550,767
		42,016,957
Media — 0.7%
Cardlytics, Inc.*(a)	68,940	5,786,824
Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	69,721	4,202,782
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	53,859	3,305,327
Personal Products — 0.8%
Beauty Health Co. (The)*(a)	90,324	2,345,714
elf Beauty, Inc.*	132,970	3,862,779
		6,208,493
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.*	120,399	2,167,182
Arvinas, Inc.*	31,400	2,580,452
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	19,127	1,924,368
Revance Therapeutics, Inc.*	84,177	2,345,171
		9,017,173
Professional Services — 2.9%
ASGN, Inc.*	60,856	6,885,248
CACI International, Inc. (Class A Stock)*	18,743	4,912,540
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Exponent, Inc.	37,617	$4,256,364
Insperity, Inc.	44,321	4,908,107
Science Applications International Corp.	21,751	1,861,016
		22,823,275
Real Estate Management & Development — 0.3%
Redfin Corp.*(a)	39,266	1,967,227
Road & Rail — 0.7%
Saia, Inc.*	23,610	5,619,888
Semiconductors & Semiconductor Equipment — 5.7%
Axcelis Technologies, Inc.*	68,095	3,202,508
Cirrus Logic, Inc.*	42,001	3,458,782
Lattice Semiconductor Corp.*	200,787	12,980,880
MACOM Technology Solutions Holdings, Inc.*	98,510	6,390,344
Power Integrations, Inc.	63,017	6,238,053
Silicon Laboratories, Inc.*(a)	24,300	3,405,888
SiTime Corp.*(a)	14,350	2,929,839
Synaptics, Inc.*(a)	32,458	5,833,676
		44,439,970
Software — 12.0%
ACI Worldwide, Inc.*	95,840	2,945,163
Alarm.com Holdings, Inc.*	48,383	3,783,067
Avaya Holdings Corp.*(a)	331,130	6,553,063
Blackbaud, Inc.*	39,874	2,805,136
Digital Turbine, Inc.*(a)	86,402	5,940,138
Everbridge, Inc.*(a)	42,991	6,493,361
J2 Global, Inc.*	49,026	6,697,932
Kaltura, Inc.*(a)	157,298	1,618,596
Manhattan Associates, Inc.*	27,520	4,211,386
Medallia, Inc.*	83,868	2,840,609
Mimecast Ltd.*	56,191	3,573,748
Momentive Global, Inc.*	95,897	1,879,581
Q2 Holdings, Inc.*	63,657	5,101,472
Rapid7, Inc.*	54,959	6,211,466
Smartsheet, Inc. (Class A Stock)*	36,700	2,525,694
Sprinklr, Inc. (Class A Stock)*(a)	73,900	1,293,250
Sprout Social, Inc. (Class A Stock)*	46,015	5,611,529
Telos Corp.*(a)	214,494	6,095,920
Varonis Systems, Inc.*	207,631	12,634,346
Vonage Holdings Corp.*	111,960	1,804,795
Workiva, Inc.*(a)	21,467	3,025,988
		93,646,240
Specialty Retail — 0.7%
Floor & Decor Holdings, Inc. (Class A Stock)*	14,970	1,808,226
Foot Locker, Inc.	80,334	3,668,051
		5,476,277
Textiles, Apparel & Luxury Goods — 2.1%
Canada Goose Holdings, Inc. (Canada)*(a)	53,550	1,910,128
Crocs, Inc.*	16,570	2,377,464
Deckers Outdoor Corp.*	10,341	3,724,828

A3

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
PVH Corp.*	36,435	$3,745,154
Steven Madden Ltd.	68,730	2,760,197
Under Armour, Inc. (Class C Stock)*	123,550	2,164,596
		16,682,367
Thrifts & Mortgage Finance — 1.1%
MGIC Investment Corp.	248,457	3,716,917
Walker & Dunlop, Inc.	40,080	4,549,080
		8,265,997
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	43,914	3,957,969
Boise Cascade Co.	31,542	1,702,637
Herc Holdings, Inc.*	1,690	276,247
SiteOne Landscape Supply, Inc.*(a)	13,800	2,752,686
		8,689,539

Total Common Stocks (cost $623,288,539)		769,123,365
Exchange-Traded Fund — 0.8%
iShares Russell 2000 Growth ETF(a)	21,285	6,249,063
(cost $6,073,993)

Total Long-Term Investments (cost $629,362,532)		775,372,428
Short-Term Investments — 22.1%
Affiliated Mutual Funds — 21.9%
PGIM Core Ultra Short Bond Fund(wa)	3,381,150	3,381,150
PGIM Institutional Money Market Fund (cost $167,238,686; includes $167,231,813 of cash collateral for securities on loan)(b)(wa)	167,339,090	167,238,686

Total Affiliated Mutual Funds (cost $170,619,836)		170,619,836
	Shares	Value

Unaffiliated Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, (Institutional Shares)	1,253,542	$1,253,542
(cost $1,253,542)

Total Short-Term Investments (cost $171,873,378)		171,873,378

TOTAL INVESTMENTS—121.6% (cost $801,235,910)		947,245,806

Liabilities in excess of other assets — (21.6)%		(168,174,381)

Net Assets — 100.0%		$779,071,425

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PIPE	Private Investments in Public Equity
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $162,762,880; cash collateral of $167,231,813 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4